Subsequent event:	12 Months Ended
Dec. 31, 2025
Subsequent event:
Subsequent event:

Note 23 - Subsequent event:

On January 26, 2026, the Company’s Shareholders’ Meeting approved the potential acquisition of shares in Companhia de Participações em Concessões (CPC), which holds shares in twenty airports under concession in Brazil, Ecuador, Costa Rica, and Curaçao. The Company plans to finance the transaction primarily through debt. As of the date of this report, the transaction has not yet been completed, and the expected purchase price will be US$936 million.

On March 26, 2026, Airplan entered into Addendum No. 27 (Otrosí 27) to the concession agreement with ANI and the AOH (collectively, the “Grantors”), authorizing the execution of a project (the “Immediate Interventions to Address Unexpected Demand”) at José María Córdova International Airport. The project covers a series of capacity expansion and service-level improvement works, including domestic and international check-in facilities, a departing baggage handling system, security checkpoints, remote boarding areas, new aircraft platforms and immigration facilities. The estimated capital expenditure for this project is COP 164,611 million in current pesos (equivalent to COP 65,934 million in constant January 2007 pesos).